Supplemental Cash Flow Information - Summary of Changes in Non Cash Working Capital (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Supplemental Cash Flow Information [Abstract]
Trade and other receivables (increase)	$ (3,342,737)	$ (2,006,780)	$ (169,896)
Long-term receivables increase	1,682,646	(924,625)	(3,662,207)
Prepaid expenses and other assets decrease (increase)	(591,737)	(1,119,123)	150,991
Trade payables and accrued liabilities (decrease) increase	(782,561)	2,513,477	1,102,361
Deferred revenue (decrease) increase	1,045,868	632,839	447,511
Changes in non-cash working capital	$ (1,988,521)	$ (904,212)	$ (2,131,240)